Commitments and Contingencies - Additional Information (Details) - USD ($)	1 Months Ended	11 Months Ended	12 Months Ended
	Feb. 02, 2023	Dec. 31, 2023	Dec. 31, 2024	Dec. 31, 2022	Sep. 30, 2025
Commitments and Contingencies
Renewal period			5 years
Rent expense	$ 77,000	$ 874,000	$ 946,000	$ 829,000
Right-of-use asset		52,068,000	57,245,000		$ 53,897,000
Operating lease liabilities		49,481,000	$ 54,501,000		49,788,000
Matching contribution (in percentage)			4.00%
Matching contribution made by the company (in value)	$ 21,000	$ 704,000	$ 746,000	$ 614,000
Corporate Office Space
Commitments and Contingencies
2025			1,000,000
2026			1,000,000
2027			701,000
2028			188,000
2029			104,000
Right-of-use asset			2,400,000
Operating lease liabilities			2,800,000
Commitments to Fund Improvements to Real Estate Properties
Commitments and Contingencies
Real estate property improvement commitments			182,800,000		343,500,000
Real estate property improvement commitments, in next twelve months			$ 161,400,000		$ 336,600,000